Inventories	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Inventories	Inventories

	March 31, 2024	April 2, 2023
	$	$
Raw materials	48.4	60.3
Work in progress	25.8	17.5
Finished goods	371.0	394.8
Total inventories at the lower of cost and net realizable value	445.2	472.6
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining rate of sale.
The breakdown of the provision for obsolescence is presented as follows:

	March 31, 2024	April 2, 2023
	$	$
Raw material shrink reserves	0.1	0.2
Finished goods shrink reserves	0.9	0.4
Raw material obsolete inventory reserves	22.1	20.5
Finished goods obsolete inventory reserves	37.7	22.1
Provision for obsolescence	60.8	43.2
Amounts charged to cost of sales comprise the following:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Cost of goods manufactured	405.5	392.1	350.1
Depreciation and amortization included in costs of sales	10.9	9.7	14.7
Cost of sales	416.4	401.8	364.8